STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (750,255,000)	$ (724,563,000)	$ (110,531,000)
Increase (Decrease) in Operating Capital [Abstract]
Net cash used in operating activities	(386,932,000)	(351,419,000)	(126,505,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	(197,985,000)	(149,414,000)	244,476,000
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	284,708,000	758,131,000	364,853,000
Net increase in cash	(312,398,000)	208,081,000	485,767,000
Cash and restricted cash at beginning of the year	739,533,000	531,452,000	45,685,000
Cash and restricted cash at end of the year	427,135,000	739,533,000	531,452,000
CIK 0001841024 L Catterton Asia Acquisition Corp
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	252,829	10,839,708
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Interest earned on marketable securities held in Trust Account	(10,970,741)	(4,132,759)
Reduction in deferred underwriter fees	(423,508)
Change in fair value of warrant liability	5,204,377	(11,277,806)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses	71,341	435,962
Accounts payable and accrued expenses	3,065,991	1,469,865
Due to related party	6,099,711	2,078,356
Net cash used in operating activities	3,300,000	(586,674)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of investments held in Trust Account	(3,300,000)
Cash withdrawn from Trust Account in connection with redemption	70,200,754
Net cash provided by (used in) investing activities	66,900,754
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Class A ordinary shares	(70,200,754)
Net cash provided by financing activities	(70,200,754)
Net increase in cash		(586,674)
Cash and restricted cash at beginning of the year	4,523	591,197
Cash and restricted cash at end of the year	4,523	4,523	$ 591,197
Non-Cash investing and financing activities:
Deferred underwriting commissions payable	9,604,298
Subsequent remeasurement of Class A ordinary shares subject to possible redemption	$ 14,270,741	$ 4,132,759